Convertible notes (Details)	12 Months Ended		12 Months Ended				12 Months Ended
	Mar. 31, 2013 CNY	Mar. 31, 2014 Convertible notes	Mar. 31, 2014 Convertible notes KKR Notes	Mar. 31, 2013 Convertible notes KKR Notes USD ($)	Mar. 31, 2013 Convertible notes KKR Notes CNY	Apr. 27, 2012 Convertible notes KKR Notes USD ($)	Mar. 31, 2014 Convertible notes GMHL Notes Golden Meditech Holdings Limited (GMHL)	Mar. 31, 2013 Convertible notes GMHL Notes Golden Meditech Holdings Limited (GMHL) USD ($)	Mar. 31, 2013 Convertible notes GMHL Notes Golden Meditech Holdings Limited (GMHL) CNY	Oct. 03, 2012 Convertible notes GMHL Notes Golden Meditech Holdings Limited (GMHL) USD ($)
Debt Instrument
Aggregate principal amount						$ 65,000,000				$ 50,000,000
Interest rate		7.00%				7.00%				7.00%
Conversion price per share						$ 2.838				$ 2.838
Proceeds from issuance of convertible notes	730,493,000			65,000,000				50,000,000
Default interest rate		22.50%
Issuance costs incurred					14,260,000				4,258,000
Guaranteed internal rate of return			12.00%				12.00%
Threshold amount of new debt which must be approved						$ 22,000,000				$ 87,000,000